Bank Borrowings (Details) - Schedule of aggregate carrying amount of the assets pledged by the group - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of aggregate carrying amount of the assets pledged by the group [Abstract]
Buildings	$ 31,361	$ 22,732
Machinery and equipment	7,376	19,297
Land use rights	4,470	2,789
Total	$ 43,207	$ 44,818